Selected Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Total operating expense	$ 15,346	$ 9,070	$ 6,358	$ 4,913	$ 7,323	$ 7,043	$ 6,997	$ 13,280	$ 35,687	$ 34,643
Other expense	4,147	64,961	154	353	(6,265)	(27,497)	42	6
Net loss	(19,493)	(74,031)	(6,512)	(5,269)	(13,589)	(32,975)	(6,860)	(13,243)
Net loss attributable to common stockholders	$ (20,671)	$ (75,084)	$ (7,410)	$ (6,157)	$ (14,234)	$ (33,474)	$ (6,860)	$ (13,243)	$ (105,305)	$ (66,667)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.27)	$ (0.98)	$ (0.10)	$ (0.08)	$ (0.19)	$ (0.44)	$ (0.09)	$ (0.17)	$ (1.43)	$ (0.89)